RESTATEMENT OF CONSOLIDATED FINANCIAL STATEMENTS (Details 3) (USD $)	3 Months Ended											6 Months Ended			9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Operating Activities:
Net income	$ 27,210,000	$ 23,448,000	$ 20,739,000	$ 14,674,000	$ 22,106,000	$ 28,869,000	$ 18,255,000	$ 16,588,000	$ 16,730,000	$ 26,940,000	$ 11,836,000	$ 39,729,000	$ 44,187,000	$ 47,816,000	$ 70,273,000	$ 69,885,000	$ 92,104,000	$ 83,904,000	$ 72,094,000	$ 63,145,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	6,879,000	5,465,000	5,832,000	6,095,000	6,160,000	6,218,000	3,868,000	3,229,000	3,946,000	3,732,000	3,562,000	11,597,000	11,297,000	10,086,000	17,140,000	16,246,000	22,857,000	22,341,000	14,469,000	15,586,000
Deferred income taxes																	(1,486,000)	2,512,000	1,130,000	5,320,000
Provision for doubtful accounts								(3,889,000)											(3,889,000)	3,038,000
Changes in operating assets and liabilities, net of effects from acquisitions:
Accounts receivable																	(118,164,000)	3,566,000	25,225,000	41,077,000
Inventories																	(13,636,000)	2,442,000	17,304,000	(7,734,000)
Prepaid expenses and other current assets																	7,574,000	5,122,000	4,167,000	5,751,000
Accounts payable and other current liabilities																	8,525,000	(1,547,000)	(24,141,000)	15,083,000
Customer advances																	(37,999,000)	37,143,000	18,462,000	34,619,000
Income taxes																	11,929,000	(23,713,000)	(13,628,000)	(675,000)
Other items - net																	494,000	(2,676,000)	3,799,000	1,614,000
NET CASH USED IN OPERATING ACTIVITIES	(29,855,000)	(1,531,000)	(38,377,000)	34,442,000	52,024,000	27,640,000	14,988,000	56,526,000	12,290,000	34,826,000	11,350,000	(55,971,000)	(39,908,000)	42,628,000	(38,815,000)	94,652,000	(54,677,000)	129,094,000	114,992,000	176,824,000
Investing Activities:
Acquisition of businesses, net of cash acquired	(20,177,000)					(2,394,000)	(124,431,000)	(1,074,000)	(6,326,000)		(850,000)	(53,272,000)		(126,825,000)		(126,825,000)		(126,825,000)	(8,250,000)	(19,965,000)
Consolidation of variable interest entity								2,000		(38,266,000)									38,264,000
Proceeds from sales or maturities of short-term investments		10,977,000	6,957,000	279,000	16,180,000	10,867,000	30,926,000	46,057,000	33,711,000	3,148,000	76,000		17,934,000				25,829,000	58,252,000	82,992,000
Purchases of short-term investments								(50,766,000)	(44,171,000)	(47,990,000)	(16,019,000)		17,934,000	41,793,000	(25,829,000)	57,973,000			(158,946,000)	(8,127,000)
Purchases of property, plant and equipment	(2,438,000)	(4,901,000)	(5,249,000)	(3,127,000)	(2,026,000)	(2,135,000)	(1,440,000)	(2,239,000)	(1,936,000)	(1,532,000)	(1,171,000)	(3,861,000)	(10,150,000)	(3,575,000)	(13,244,000)	(5,601,000)	(14,226,000)	(8,728,000)	(6,878,000)	(5,332,000)
Other Items																				41,000
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(22,615,000)	6,076,000	1,708,000	(2,848,000)	14,154,000	6,338,000	(94,945,000)	(8,024,000)	(18,722,000)	(8,108,000)	(17,964,000)	(57,133,000)	7,784,000	(88,607,000)	12,585,000	(74,453,000)	11,603,000	(77,301,000)	(52,818,000)	(33,383,000)
Financing Activities:
Principal payments on long-term debt	(4,133,000)	(138,000)	(4,136,000)	(139,000)	(142,000)	(137,000)	(4,137,000)	(135,000)	(131,000)	(61,000)	(4,214,000)	(8,273,000)	(4,274,000)	(4,274,000)	(4,411,000)	(4,416,000)	(4,549,000)	(4,555,000)	(4,541,000)	(5,970,000)
Proceeds from issuance of common stock																			44,000	45,000
Purchases of treasury stock							(4,000)			(3,000)				(4,000)		(4,000)		(4,000)	(3,000)
Dividends paid to shareholders	(3,208,000)	(3,208,000)		(2,406,000)	(5,080,000)			(2,405,000)	(2,407,000)	44,000		(3,208,000)	(3,208,000)		(3,208,000)	(5,080,000)	(6,417,000)	(7,486,000)	(4,812,000)	(4,811,000)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	42,346,000	(71,930,000)	(4,136,000)	(2,545,000)	(5,222,000)	(137,000)	(4,141,000)	(2,540,000)	(2,538,000)	(20,000)	(4,214,000)	63,435,000	(76,066,000)	(4,278,000)	(76,203,000)	(9,500,000)	(79,550,000)	(12,045,000)	(9,312,000)	(10,736,000)
Effect of exchange rates on cash	(15,387,000)	9,010,000	798,000	(12,758,000)	925,000	2,864,000	2,935,000	2,260,000	(2,940,000)	(1,708,000)	886,000	(13,993,000)	9,808,000	5,799,000	4,414,000	6,724,000	5,743,000	(6,034,000)	(1,502,000)	(1,327,000)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(25,511,000)	(58,375,000)	(40,007,000)	16,291,000	61,881,000	36,705,000	(81,163,000)	48,222,000	(11,910,000)	24,990,000	(9,942,000)	(63,662,000)	(98,382,000)	(44,458,000)	(98,019,000)	17,423,000	(116,881,000)	33,714,000	51,360,000	131,378,000
Cash and cash equivalents at the beginning of the period	174,116,000	289,141,000	329,148,000	312,857,000	250,976,000	214,271,000	295,434,000	247,212,000	259,122,000	234,132,000	244,074,000	212,267,000	329,148,000	295,434,000	329,148,000	295,434,000	329,148,000	295,434,000	244,074,000		112,696,000
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	148,605,000	230,766,000	289,141,000	329,148,000	312,857,000	250,976,000	214,271,000	295,434,000	247,212,000	259,122,000	234,132,000	148,605,000	230,766,000	250,976,000	231,129,000	312,857,000	212,267,000	329,148,000	295,434,000	244,074,000	112,696,000
Previously Reported
Operating Activities:
Net income		24,304,000	21,487,000	24,149,000	20,870,000	20,030,000	20,029,000	13,252,000	22,702,000	21,019,000	13,663,000		45,791,000	40,059,000		60,929,000		85,078,000	70,636,000	55,686,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		5,465,000	5,832,000	6,095,000	6,160,000	6,218,000	3,868,000	3,229,000	3,946,000	3,732,000	3,562,000		11,297,000	10,086,000		16,246,000		22,341,000	14,469,000	15,586,000
Deferred income taxes																		4,048,000	(164,000)	3,346,000
Provision for doubtful accounts								(3,889,000)											(3,889,000)	3,038,000
Changes in operating assets and liabilities, net of effects from acquisitions:
Accounts receivable																		4,219,000	28,565,000	36,211,000
Inventories																		(3,760,000)	16,638,000	(4,275,000)
Prepaid expenses and other current assets																		5,516,000	4,401,000	(5,141,000)
Accounts payable and other current liabilities																		(3,387,000)	(27,498,000)	14,175,000
Customer advances																		45,517,000	20,672,000	48,663,000
Income taxes																		(24,205,000)	(14,614,000)	(2,890,000)
Other items - net																		(2,779,000)	2,507,000	(1,352,000)
NET CASH USED IN OPERATING ACTIVITIES		(1,565,000)	(38,374,000)	36,414,000	51,945,000	28,076,000	16,153,000	54,394,000	11,118,000	34,867,000	11,344,000		(39,939,000)	44,229,000		96,174,000		132,588,000	111,723,000	176,033,000
Investing Activities:
Acquisition of businesses, net of cash acquired						(2,394,000)	(124,431,000)	(1,074,000)	(6,326,000)		(850,000)			(126,825,000)		(126,825,000)		(126,825,000)	(8,250,000)	(19,965,000)
Consolidation of variable interest entity								2,000		(38,266,000)									38,264,000
Proceeds from sales or maturities of short-term investments		10,977,000	6,957,000	279,000	16,180,000	10,867,000	30,926,000	46,057,000	33,711,000	3,148,000	76,000							58,252,000	82,992,000
Purchases of short-term investments								(50,766,000)	(44,171,000)	(47,990,000)	(16,019,000)		17,934,000	41,793,000		57,973,000			(158,946,000)	(8,127,000)
Purchases of property, plant and equipment		(4,901,000)	(5,249,000)	(3,127,000)	(2,026,000)	(2,135,000)	(1,440,000)	(2,239,000)	(1,936,000)	(1,532,000)	(1,171,000)		(10,150,000)	(3,575,000)		(5,601,000)		(8,728,000)	(6,878,000)	(5,332,000)
Other Items																				41,000
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES		6,076,000	1,708,000	(2,848,000)	14,154,000	6,338,000	(94,945,000)	(8,024,000)	(18,722,000)	(8,108,000)	(17,964,000)		7,784,000	(88,607,000)		(74,453,000)		(77,301,000)	(52,818,000)	(33,383,000)
Financing Activities:
Principal payments on long-term debt		(138,000)	(4,136,000)	(139,000)	(142,000)	(137,000)	(4,137,000)	(135,000)	(131,000)	(61,000)	(4,214,000)		(4,274,000)	(4,274,000)		(4,416,000)		(4,555,000)	(4,541,000)	(5,970,000)
Proceeds from issuance of common stock																			44,000	45,000
Purchases of treasury stock							(4,000)			(3,000)				(4,000)		(4,000)		(4,000)	(3,000)
Dividends paid to shareholders		(3,208,000)		(2,406,000)	(5,080,000)			(2,405,000)	(2,407,000)	44,000			(3,208,000)			(5,080,000)		(7,486,000)	(4,812,000)	(4,811,000)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES		(71,930,000)	(4,136,000)	(2,545,000)	(5,222,000)	(137,000)	(4,141,000)	(2,540,000)	(2,538,000)	(20,000)	(4,214,000)		(76,066,000)	(4,278,000)		(9,500,000)		(12,045,000)	(9,312,000)	(10,736,000)
Effect of exchange rates on cash		9,044,000	795,000	(14,730,000)	1,004,000	2,428,000	1,770,000	4,392,000	(1,768,000)	(1,749,000)	892,000		9,839,000	4,198,000		5,202,000		(9,528,000)	1,767,000	(536,000)
NET DECREASE IN CASH AND CASH EQUIVALENTS		(58,375,000)	(40,007,000)	16,291,000	61,881,000	36,705,000	(81,163,000)	48,222,000	(11,910,000)	24,990,000	(9,942,000)		(98,382,000)	(44,458,000)		17,423,000		33,714,000	51,360,000	131,378,000
Cash and cash equivalents at the beginning of the period		289,141,000	329,148,000	312,857,000	250,976,000	214,271,000	295,434,000	247,212,000	259,122,000	234,132,000	244,074,000		329,148,000	295,434,000	329,148,000	295,434,000	329,148,000	295,434,000	244,074,000		112,696,000
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD		230,766,000	289,141,000	329,148,000	312,857,000	250,976,000	214,271,000	295,434,000	247,212,000	259,122,000	234,132,000		230,766,000	250,976,000		312,857,000		329,148,000	295,434,000	244,074,000	112,696,000
Adjustments
Operating Activities:
Net income		(856,000)	(748,000)	(9,475,000)	1,236,000	8,839,000	(1,774,000)	3,336,000	(5,972,000)	5,921,000	(1,827,000)		(2,343,000)	7,757,000		8,956,000		(1,174,000)	1,458,000	7,459,000
Adjustments to reconcile net income to net cash provided by operating activities:
Deferred income taxes																		(1,536,000)	1,294,000	1,974,000
Changes in operating assets and liabilities, net of effects from acquisitions:
Accounts receivable																		(653,000)	(3,340,000)	4,866,000
Inventories																		6,202,000	666,000	(3,459,000)
Prepaid expenses and other current assets																		(394,000)	(234,000)	(610,000)
Accounts payable and other current liabilities																		1,840,000	3,357,000	(494,000)
Customer advances																		(8,374,000)	(2,210,000)	(14,044,000)
Income taxes																		492,000	986,000	2,629,000
Other items - net																		103,000	1,292,000	(262,000)
NET CASH USED IN OPERATING ACTIVITIES		34,000	(3,000)	(1,972,000)	79,000	(436,000)	(1,165,000)	2,132,000	1,172,000	(41,000)	6,000		31,000	(1,601,000)		(1,522,000)		(3,494,000)	3,269,000	791,000
Financing Activities:
Effect of exchange rates on cash		$ (34,000)	$ 3,000	$ 1,972,000	$ (79,000)	$ 436,000	$ 1,165,000	$ (2,132,000)	$ (1,172,000)	$ 41,000	$ (6,000)		$ (31,000)	$ 1,601,000		$ 1,522,000		$ 3,494,000	$ (3,269,000)	$ (791,000)